Inventories - Inventories Recognized as Cost of Sales and Inventory Write-downs Included in Cost of Sales (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as cost of sales	₩ 21,587,554	₩ 21,607,240	₩ 21,251,305
Including: inventory write-downs	₩ 213,932	₩ 472,885	₩ 313,180